Note 15 - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net Income	$ 1,898	$ 1,642	$ 1,410	$ 3,624	$ 423	$ 2,742	$ 1,344	$ 3,564	$ 1,886	$ 1,061	$ 1,942	$ 3,223	$ 8,574	$ 8,073	$ 8,112
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of ProAlliance Corporation														(810)
Common stock issued to ESOP														(351)	(640)
Change in other assets													678	366	(1,128)
Net cash provided by operating activities													10,398	11,681	13,158
Cash flows from investing activities:
Proceeds from sale of ProAlliance Corporation														810
Net cash provided by (used in) investing activities													(4,938)	(29,887)	(946)
Cash flows from financing activities:
Proceeds from common stock through dividend reinvestment														103	170
Cash dividends paid													(3,665)	(3,441)	(2,965)
Repayment of subordinated debentures															(5,000)
Net cash used in financing activities													9,093	20,839	(29,519)
Cash and cash equivalents:
Change in cash and cash equivalents													14,553	2,633	(17,307)
Cash and cash equivalents at beginning of year	45,530			30,977				28,344				45,651	30,977	28,344	45,651
Cash and cash equivalents at end of year	45,530	$ 45,530			30,977				28,344				45,530	30,977	28,344
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income													8,574	8,073	8,112
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of ProAlliance Corporation														(810)
Equity in undistributed earnings of subsidiaries													(5,422)	(4,386)	(52)
Common stock issued to ESOP														351	640
Change in other assets													(16)	323	(60)
Change in other liabilities													(141)	(334)	(15)
Net cash provided by operating activities													2,995	3,217	8,625
Cash flows from investing activities:
Proceeds from sale of ProAlliance Corporation														810
Investment in OVBC Captive														(250)
Change in notes receivable													(100)	(262)	(97)
Net cash provided by (used in) investing activities													(100)	298	(97)
Cash flows from financing activities:
Change in notes payable													128	262	3
Proceeds from common stock through dividend reinvestment														103	170
Cash dividends paid													(3,665)	(3,441)	(2,965)
Repayment of subordinated debentures															(5,000)
Net cash used in financing activities													(3,537)	(3,076)	(7,792)
Cash and cash equivalents:
Change in cash and cash equivalents													(642)	439	736
Cash and cash equivalents at beginning of year				$ 2,875				$ 2,436				$ 1,700	2,875	2,436	1,700
Cash and cash equivalents at end of year	$ 2,233				$ 2,875				$ 2,436				$ 2,233	$ 2,875	$ 2,436